Basis of Preparation and Summary of Significant accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Nov. 01, 2019
Interest rate benchmark reform
Notional amount of hedging instrument	$ 5,943,981
Derivatives [Member] | U.S. LIBOR, EURIBOR, and GBP LIBOR [Member] | Maturity date beyond December 31, 2021 [member] | Inter-bank offered rate Rate [Member]
Interest rate benchmark reform
Notional amount of hedging instrument		$ 48,000